Goodwill and other intangible assets - Key assumptions to fair value less costs of disposals calculation (Details)	12 Months Ended
Dec. 31, 2022
IHS Latam Group
Disclosure of intangible assets material to entity [line items]
Discount rate	10.10%
Terminal growth rate	4.10%
Tenancy growth	9.80%
Cost of disposal	0.50%
I-Systems [Member]
Disclosure of intangible assets material to entity [line items]
Discount rate	9.60%
Terminal growth rate	4.30%
Cost of disposal	0.50%
I-Systems Solues de Infraestrutura S.A. | Bottom of range
Disclosure of intangible assets material to entity [line items]
Homes connected	1,000,000
I-Systems Solues de Infraestrutura S.A. | Top of range
Disclosure of intangible assets material to entity [line items]
Homes connected	3,600,000